AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 100.3%
Communication Services - 15.9%
Bharti Airtel, Ltd. (India)	70,883	$1,445,053
Indus Towers, Ltd. (India)*	180,572	846,003
NetEase, Inc. (China)	60,000	1,120,783
NetEase, Inc., ADR (China)	17,706	1,655,688
REA Group, Ltd. (Australia)	13,911	1,925,024
Tencent Holdings, Ltd. (China)	120,239	6,685,877
Tencent Music Entertainment Group, ADR (China)	80,096	965,157

Total Communication Services		14,643,585
Consumer Discretionary - 22.3%
Alibaba Group Holding, Ltd. (China)	600,250	7,976,593
Aristocrat Leisure, Ltd. (Australia)	77,677	3,136,171
JD.com, Inc., ADR (China)	67,689	2,707,560
Li Auto, Inc., Class A (China)*	81,800	1,051,861
Light & Wonder, Inc. (United States)*	10,894	998,360
LVMH Moet Hennessy Louis Vuitton SE (France)	1,256	963,196
Midea Group Co., Ltd., Class A (China)	95,900	1,033,360
Titan Co., Ltd. (India)	21,510	980,975
Zomato, Ltd. (India)*	510,263	1,660,841

Total Consumer Discretionary		20,508,917
Consumer Staples - 2.5%
Nestle India, Ltd. (India)	29,350	942,247
Varun Beverages, Ltd. (India)	186,455	1,348,997

Total Consumer Staples		2,291,244
Energy - 0.9%
Reliance Industries, Ltd. (India)	23,200	816,245
Financials - 11.8%
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,743,700	570,299
HDFC Bank, Ltd., ADR (India)	55,817	3,491,912
ICICI Bank, Ltd., Sponsored ADR (India)	15,424	460,406
KB Financial Group, Inc. (South Korea)	45,477	2,806,036
PB Fintech, Ltd. (India)*	37,725	727,158
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	5,422	1,433,024
Samsung Life Insurance Co., Ltd. (South Korea)	19,498	1,392,552

Total Financials		10,881,387
Health Care - 2.1%
CSPC Pharmaceutical Group, Ltd. (China)	406,000	310,922
Innovent Biologics, Inc. (China)*,1	100,000	599,740
Telix Pharmaceuticals, Ltd. (Australia)*	74,745	1,064,901

Total Health Care		1,975,563
	Shares	Value
Industrials - 9.5%
Contemporary Amperex Technology Co., Ltd., Class A (China)	24,100	$846,971
Doosan Enerbility Co., Ltd. (South Korea)*	32,316	442,252
Hanwha Aerospace Co., Ltd. (South Korea)	7,523	1,714,179
Hanwha Industrial Solutions Co., Ltd. (South Korea)*	8,332	212,187
HD Hyundai Electric Co., Ltd. (South Korea)	11,349	2,855,403
JD Logistics, Inc. (China)*,1	129,300	227,635
Korea Aerospace Industries, Ltd. (South Korea)	21,802	868,899
Samsung C&T Corp. (South Korea)	15,336	1,606,300

Total Industrials		8,773,826
Information Technology - 28.0%
ASMedia Technology, Inc. (Taiwan)	6,000	304,941
E Ink Holdings, Inc. (Taiwan)	106,000	982,602
Hon Hai Precision Industry Co., Ltd. (Taiwan)	195,000	1,148,133
Infosys, Ltd., Sponsored ADR (India)[2]	40,848	909,685
NEXTDC, Ltd. (Australia)*	100,351	1,210,173
Quanta Computer, Inc. (Taiwan)	242,000	2,016,884
Samsung Electronics Co., Ltd. (South Korea)	68,104	3,183,101
Samsung SDI Co., Ltd. (South Korea)	1,700	490,850
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	506,400	15,270,063
Wiwynn Corp. (Taiwan)	5,000	271,002

Total Information Technology		25,787,434
Materials - 2.4%
LG Chem, Ltd. (South Korea)	2,957	802,612
Rio Tinto, Ltd. (Australia)	7,690	680,145
Zijin Mining Group Co., Ltd., Class H (China)	310,000	692,121

Total Materials		2,174,878
Real Estate - 4.9%
Goodman Group, REIT (Australia)	176,341	4,498,286

Total Common Stocks (Cost $82,401,655)		92,351,365
Participation Notes - 4.9%
Consumer Discretionary - 1.6%
Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	467,020	1,520,090
Energy - 1.4%
Reliance Industries Ltd. (CLSA Ltd.), 06/30/25 (India)	36,895	1,298,076
Health Care - 0.7%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 06/30/27 (India)	7,222	620,690

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Information Technology - 1.2%
Tata Consultancy Services, Ltd. (CLSA Ltd.), 02/25/25 (India)	21,829	$1,111,500

Total Participation Notes (Cost $3,191,326)		4,550,356

Principal Amount
Short-Term Investments - 1.6%
Joint Repurchase Agreements - 0.7%[3]
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $655,632 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $668,654)	$655,543	655,543

	Shares	Value
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%[4]	328,576	$328,576
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[4]	492,865	492,865

Total Other Investment Companies		821,441

Total Short-Term Investments (Cost $1,476,984)		1,476,984
Total Investments - 106.8% (Cost $87,069,965)		98,378,705
Other Assets, less Liabilities - (6.8)%		(6,262,281)
Net Assets - 100.0%		$92,116,424

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $827,375 or 0.9% of net assets.
[2]	Some of this security, amounting to $900,577 or 1.0% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$909,685	$24,877,749	—	$25,787,434
Consumer Discretionary	—	20,508,917	—	20,508,917
Communication Services	965,157	13,678,428	—	14,643,585
Financials	3,952,318	6,929,069	—	10,881,387
Industrials	212,187	8,561,639	—	8,773,826
Real Estate	—	4,498,286	—	4,498,286
Consumer Staples	1,348,997	942,247	—	2,291,244
Materials	—	2,174,878	—	2,174,878
Health Care	—	1,975,563	—	1,975,563
Energy	—	816,245	—	816,245
Participation Notes†	—	4,550,356	—	4,550,356
Short-Term Investments
Joint Repurchase Agreements	—	655,543	—	655,543
Other Investment Companies	821,441	—	—	821,441
Total Investments in Securities	$8,209,785	$90,168,920	—	$98,378,705

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2024, was as follows:
Country	% of Long-Term Investments
Australia	12.9
China	26.7
France	1.0
India	18.8
Indonesia	0.6
South Korea	18.4
Taiwan	20.6
United States	1.0
100.0

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$900,577	$655,543	$270,925	$926,468
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.012%	10/31/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.